Item 1. Report to Shareholders

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Financials

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------
Mid-Cap Growth shares
                     6 Months      Year
                        Ended     Ended
                      6/30/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                      -------  --------  --------  --------  --------  --------
NET ASSET VALUE
Beginning of period   $ 31.04   $ 39.40   $ 39.79   $ 40.13   $ 34.08   $ 28.60

Investment activities
  Net investment
  income (loss)         (0.08)    (0.17)    (0.13)    (0.03)    (0.03)    (0.03)

  Net realized
  and unrealized
  gain (loss)            5.68     (8.19)    (0.26)     2.96      7.96      6.24

  Total from
  investment
  activities             5.60     (8.36)    (0.39)     2.93      7.93      6.21

Distributions
  Net realized gain          -         -         -    (3.27)    (1.88)    (0.73)

NET ASSET VALUE
End of period         $ 36.64   $ 31.04   $ 39.40   $ 39.79   $ 40.13   $ 34.08
                      -------   -------   -------   -------   -------   -------

Ratios/Supplemental Data

Total return^           18.04%   (21.22)%  (0.98)%   7.43%     23.78%     22.00%

Ratio of total
expenses to
average net assets      0.90%!    0.88%     0.89%     0.86%     0.87%     0.91%

Ratio of net
investment income
(loss) to average
net assets             (0.51)%!  (0.50%)   (0.35)%   (0.09)%   (0.09)%   (0.14)%

Portfolio turnover
rate                    28.4%!    36.0%     43.0%     53.6%     53.3%     46.7%

Net assets,
end of period
(in millions)         $  7,509  $  5,713  $ 6,739   $ 6,589   $  5,243  $  3,310

     ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
     !    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Financials(Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------
Mid-Cap Growth-Advisor Class shares

                               6 Months       Year                  3/31/00
                                  Ended      Ended                  Through
                                6/30/03   12/31/02    12/31/01     12/31/00
                                -------   --------    --------     --------
NET ASSET VALUE
Beginning of period           $  30.94   $   39.39   $   39.83    $  44.13

Investment activities

  Net investment
  income (loss)                  (0.02)*     (0.12)*     (0.08)       0.01**

  Net realized and
  unrealized gain (loss)          5.56       (8.33)      (0.36)      (1.04)

  Total from
  investment activities           5.54       (8.45)      (0.44)      (1.03)

Distributions
  Net realized gain                   -          -           -       (3.27)

NET ASSET VALUE
End of period                 $  36.48   $   30.94   $   39.39    $  39.83
                              --------   ---------   ---------    --------

Ratios/Supplemental Data

Total return^                    17.91%*    (21.45)%*    (1.10)%     (2.22)%

Ratio of total
expenses to average
net assets                       1.10%*!     1.10%*      1.04%       0.70%!

Ratio of net
investment income
(loss) to average
net assets                      (0.72)%*!   (0.69)%*    (0.56)%      0.09%!

Portfolio turnover
rate                             28.4%!      36.0%       43.0%       53.6%

Net assets,
end of period
(in thousands)                $  131,193 $  50,640   $   16,736   $  2,303

     * Excludes expenses in excess of a 1.10% contractual expense limitation in effect through 12/31/03.
     ** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
     ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
     !    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------
Mid-Cap Growth-R Class shares
                                                6 Months             9/30/02
                                                   Ended             Through
                                                 6/30/03            12/31/02
                                                 -------            --------
NET ASSET VALUE
Beginning of period                           $   31.01            $  28.61

Investment activities
  Net investment income (loss)                     0.03*++            (0.07)*

  Net realized and unrealized gain (loss)          5.46                2.47++

  Total from investment activities                 5.49                2.40

NET ASSET VALUE
End of period                                 $   36.50            $  31.01
                                              ---------            --------

Ratios/Supplemental Data

Total return^                                    17.70%*              8.39%*

Ratio of total expenses to
average net assets                                1.40%!*             1.40 %!*

Ratio of net investment
income (loss) to average
net assets                                       (1.03)%!*           (0.88%)!*

Portfolio turnover rate                            28.4%!             36.0%

Net assets, end of period
(in thousands)                                $     7,052          $    108

     * Excludes expenses in excess of a 1.40% contractual expense limitation in effect through 4/30/04.
     ++ The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
     ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
     !    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                 June 30, 2003

PORTFOLIO OF INVESTMENTS                              Shares           Value
--------------------------------------------------------------------------------
                                                                In thousands

COMMON STOCKS  94.5%

CONSUMER DISCRETIONARY  15.3%
Hotels, Restaurants & Leisure  2.3%
Cheesecake Factory *                               1,500,000   $     53,835

Fairmont Hotels                                    2,064,900         48,319

Starbucks *                                        2,900,000         71,108
                                                                    173,262

Household Durables  0.5%
Garmin *                                             950,000         37,876
                                                                     37,876

Leisure Equipment & Products  1.0%
Brunswick                                          3,000,000         75,060
                                                                     75,060

Media  3.6%
Catalina Marketing *!                              3,000,000         52,950

Cox Radio, Class A *                               2,400,000         55,464

Lamar Advertising, Class A *                       1,000,000         35,210

Rogers Communications, Class B                     3,100,000         49,755

Scholastic *                                       1,229,900         36,627

Scripps, Class A                                     260,000         23,067

Westwood One *                                       600,000         20,358
                                                                    273,431

Multiline Retail  2.4%
99 Cents Only Stores *                               500,000         17,160

Dollar Tree Stores *                               2,800,000         88,844

Family Dollar Stores                               2,150,000         82,022
                                                                    188,026

Specialty Retail  4.8%
Best Buy *                                         2,400,000        105,408

O'Reilly Automotive *                              2,000,000         66,780

Ross Stores                                        1,750,000         74,795

Weight Watchers *                                  1,300,000         59,137

Williams-Sonoma *                                  2,100,000         61,320
                                                                    367,440

Textiles, Apparel, & Luxury Goods  0.7%
Coach *                                            1,150,000   $     57,201
                                                                     57,201

Total Consumer Discretionary                                      1,172,296

CONSUMER STAPLES  1.9%
Beverages  0.4%
Cott *                                             1,614,900         33,412
                                                                     33,412

Food & Staples Retailing  1.0%
Whole Foods Market *                               1,650,000         78,425
                                                                     78,425

Personal Products  0.5%
Estee Lauder, Class A                              1,000,000         33,530
                                                                     33,530

Total Consumer Staples                                              145,367

ENERGY  7.0%
Energy Equipment & Services  4.8%
BJ Services *                                      2,700,000        100,872

Cooper Cameron *                                   1,000,000         50,380

Diamond Offshore Drilling                          3,200,000         67,168

FMC Technologies *                                 2,850,000         59,993

Smith International *                              2,400,000         88,176
                                                                    366,589

Oil & Gas  2.2%
Devon Energy                                       1,450,000         77,430

Murphy Oil                                           700,000         36,820

XTO Energy                                         2,500,000         50,275
                                                                    164,525

Total Energy                                                        531,114

FINANCIALS  7.5%
Capital Markets  4.0%
Charles Schwab                                     3,000,000         30,270

Eaton Vance                                        1,400,000         44,240

Franklin Resources                                 1,000,000   $     39,070

Investor's Financial Services                      1,000,000         29,010

Legg Mason                                           800,000         51,960

Waddell & Reed Financial, Class A !                4,225,000        108,456
                                                                    303,006

Commercial Banks  0.1%
Silicon Valley Bancshares *                          500,000         11,905
                                                                     11,905

Diversified Financial Services  0.7%
Principal Financial Group                          1,600,000         51,600
                                                                     51,600

Insurance  2.2%
AMBAC                                                350,000         23,187

Nationwide Financial Services, Class A             1,600,000         52,000

Protective Life                                    1,600,000         42,800

Willis Group Holdings                              1,600,000         49,200
                                                                    167,187

Thrifts & Mortgage Finance  0.5%
Radian Group                                       1,100,000         40,315
                                                                     40,315

Total Financials                                                    574,013

HEALTH CARE  20.7%
Biotechnology  5.5%
Affymetrix *                                         900,000         17,739

Alkermes *                                         1,750,000         18,813

Amylin Pharmaceuticals *                           1,350,000         29,552

Cephalon *                                         1,200,000         49,392

Gilead Sciences *                                  1,700,000         94,486

Human Genome Sciences *                            1,900,000         24,168

IDEC Pharmaceuticals *                             1,000,000         34,000

MedImmune *                                        1,750,000         63,647

Millennium Pharmaceuticals *                       2,100,000         33,033

Neurocrine Biosciences *                             500,000         24,970

Protein Design Labs *                              1,100,000         15,378

Vertex Pharmaceuticals *                           1,000,000         14,600
                                                                    419,778

Health Care Equipment & Supplies  1.9%
Apogent Technologies *                             2,000,000   $     40,000

Cytyc *                                            1,000,000         10,520

Invitrogen *                                         400,000         15,348

St. Jude Medical *                                   700,000         40,250

Waters Corporation *                               1,400,000         40,782
                                                                    146,900

Health Care Providers & Services  9.4%
AmerisourceBergen                                    950,000         65,882

Anthem *                                           1,400,000        108,010

Davita *                                           1,900,000         50,882

Health Management, Class A                         3,500,000         64,575

Laboratory Corporation of America *                2,500,000         75,375

Manor Care *                                       3,000,000         75,030

Omnicare !                                         5,100,000        172,329

Triad Hospitals *                                  1,250,000         31,025

WellChoice *                                         900,000         26,352

Wellpoint Health Networks *                          600,000         50,580
                                                                    720,040

Pharmaceuticals  3.9%
Andrx *                                            3,200,000         63,680

Barr Laboratories *                                1,350,000         88,425

IVAX *                                             2,300,000         41,055

Teva Pharmaceutical ADR                            1,800,000        102,474
                                                                    295,634

Total Health Care                                                 1,582,352

INDUSTRIALS & BUSINESS SERVICES  15.0%
Aerospace & Defense  2.8%
Alliant Techsystems *                              1,500,000         77,865

L-3 Communications Holdings *                        900,000         39,141

Rockwell Collins                                   4,100,000        100,983
                                                                    217,989

Air Freight & Logistics  0.7%
Expeditors International of Washington             1,600,000         55,424
                                                                     55,424

Airlines  0.1%
JetBlue Airways *                                    250,000   $     10,573
                                                                     10,573

Building Products  0.9%
American Standard *                                  900,000         66,537
                                                                     66,537

Commercial Services & Supplies  6.4%
Apollo Group, Class A *                              600,000         37,056

ChoicePoint *                                      3,100,000        107,012

Education Management *                             1,000,000         53,180

Hewitt Associates *!                               2,020,000         47,571

Manpower                                           2,400,000         89,016

Robert Half International *                        4,000,000         75,760

Viad                                               3,500,000         78,365
                                                                    487,960

Industrial Conglomerates  1.0%
Roper Industries !                                 2,000,000         74,400
                                                                     74,400

Machinery  2.9%
Danaher                                            1,200,000         81,660

ITT Industries                                     1,400,000         91,644

Oshkosh Truck, Class B                               800,000         47,456
                                                                    220,760

Trading Companies & Distributors  0.2%
Fastenal                                             350,000         11,879

MSC Industrial Direct, Class A *                     200,000          3,580
                                                                     15,459

Total Industrials & Business Services                             1,149,102

INFORMATION TECHNOLOGY  23.4%
Communications Equipment  1.0%
Harris                                             2,500,000         75,125
                                                                     75,125

Computer & Peripherals  1.7%
Diebold                                            1,300,000         56,225

Lexmark International, Class A *                     350,000         24,770

Seagate Technology                                 3,000,000         52,950
                                                                    133,945

Electronic Equipment & Instruments  2.1%
CDW *                                              1,300,000   $     59,540

Celestica *                                        2,500,000         39,400

Jabil Circuit *                                    1,800,000         39,780

Molex, Class A                                     1,000,000         23,179
                                                                    161,899

Internet Software & Services  3.0%
Expedia, Class A *                                   500,000         38,190

InterActiveCorp *                                  1,600,000         63,312

Monster Worldwide *                                2,500,000         49,325

VeriSign *                                         5,700,000         78,831
                                                                    229,658

IT Services  7.9%
Affiliated Computer Services, Class A *            1,500,000         68,595

BearingPoint *                                     6,000,000         57,900

BISYS Group *                                      2,600,000         47,762

Ceridian *                                         4,100,000         69,577

Certegy *                                          3,000,000         83,250

DST Systems *                                      2,300,000         87,400

Fiserv *                                           1,700,000         60,537

Iron Mountain *                                    2,200,000         81,598

SunGard Data Systems *                             1,750,000         45,342
                                                                    601,961

Semiconductor & Semiconductor Equipment  4.0%
Intersil Holding, Class A *                        2,100,000         55,881

KLA-Tencor *                                         900,000         41,841

Maxim Integrated Products                            800,000         27,352

Microchip Technology                               3,100,000         76,353

Novellus Systems *                                 1,200,000         43,945

QLogic *                                             550,000         26,582

Semtech *                                          2,250,000         32,040
                                                                    303,994

Software  3.7%
Adobe Systems                                      1,700,000         54,519

Informatica *                                      1,300,000          8,983

Intuit *                                           1,000,000         44,530

Mercury Interactive *                              1,000,000         38,610

Network Associates *                               2,600,000         32,968

PeopleSoft *                                       2,250,000   $     39,577

Siebel Systems *                                   1,300,000         12,402

Synopsys *                                           400,000         24,740

VERITAS Software *                                 1,000,000         28,670
                                                                    284,999
Total Information Technology                                      1,791,581

MATERIALS  1.9%
Chemicals  1.0%
Potash Corp./Saskatchewan                          1,200,000         76,800
                                                                     76,800

Metals & Mining  0.9%
Newmont Mining                                     2,000,000         64,920
                                                                     64,920

Total Materials                                                     141,720

TELECOMMUNICATION SERVICES  1.7%
Wireless Telecommunication Services  1.7%
Nextel Communications, Class A *                   4,500,000         81,360

Triton PCS Holdings, Class A *                     2,200,000         11,110

Western Wireless, Class A *                        3,302,900         38,082

Total Telecommunication Services                                    130,552

Total Miscellaneous Common Stocks 0.1%                               10,830

Total Common Stocks (Cost  $5,840,603)                            7,228,927

SHORT-TERM INVESTMENTS  6.1%
Money Market Fund  6.1%
T. Rowe Price Government Reserve
Investment Fund, 1.01%  #!                       466,566,828        466,567


Total Short-Term Investments (Cost  $466,567)                       466,567

Total Investments in Securities
100.6% of Net Assets (Cost $6,307,170)                         $  7,695,494

Other Assets Less Liabilities                                       (48,339)

NET ASSETS                                                     $  7,647,155
                                                               ------------

     #    Seven-day yield
     *    Non-income producing
     !    Affiliated company - See Note 2.
    ADR  American Depository Receipts

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                 June 30, 2003

STATEMENT OF ASSETS AND LIABILITIES                               In thousands
--------------------------------------------------------------------------------
Assets
Investments in securities, at value
  Affiliated companies (cost $805,907)                           $    922,273
  Other companies (cost $5,501,263)                                 6,773,221

Total investments in securities                                     7,695,494

Other assets                                                           33,647

Total assets                                                        7,729,141

Liabilities

Total liabilities                                                      81,986

NET ASSETS                                                       $  7,647,155
                                                                 ------------

Net Assets Consist of:
Undistributed net investment income (loss)                       $    (16,146)

Undistributed net realized gain (loss)                               (542,913)

Net unrealized gain (loss)                                          1,388,324

Paid-in-capital applicable to
208,747,623 shares of
$0.01 par value capital
stock outstanding;
1,000,000,000 shares authorized                                     6,817,890

NET ASSETS                                                       $  7,647,155
                                                                 ------------

NET ASSET VALUE PER SHARE
Mid-Cap Growth shares
($7,508,909,375/204,957,807 shares outstanding)                  $      36.64
                                                                 ------------

Mid-Cap Growth - Advisor Class shares
($131,193,168/3,596,615 shares outstanding)                      $      36.48
                                                                 ------------

Mid-Cap Growth - R Class shares
($7,052,175/193,201 shares outstanding)                          $      36.50
                                                                 ------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF OPERATIONS                                           In thousands
--------------------------------------------------------------------------------
                                                                      6 Months
                                                                         Ended
                                                                       6/30/03
Investment Income (Loss)
Income
  Dividend                                                         $     9,721

  Income distributions from mutual funds                                 2,173

  Total income                                                          11,894

Expenses
  Investment management                                                 21,004

  Shareholder servicing
    Mid-Cap Growth shares                                                6,323
    Mid-Cap Growth-Advisor Class shares                                     61
    Mid-Cap Growth-R Class shares                                            2

  Prospectus and shareholder reports
    Mid-Cap Growth shares                                                  368
    Mid-Cap Growth-Advisor Class shares                                     12

  Custody and accounting                                                   140

  Distribution
    Mid-Cap Growth-Advisor Class shares                                    106
    Mid-Cap Growth-R Class shares                                            4

  Registration                                                             103

  Directors                                                                 24

  Legal and audit                                                           17

  Total expenses                                                        28,164

  Expenses paid indirectly                                                (124)

  Net expenses                                                          28,040

Net investment income (loss)                                           (16,146)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                  73,434

Change in net unrealized gain (loss) on securities                   1,061,076

Net realized and unrealized gain (loss)                              1,134,510

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $ 1,118,364
                                                                   -----------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS                                 In thousands
--------------------------------------------------------------------------------
                                                       6 Months            Year
                                                          Ended           Ended
                                                        6/30/03        12/31/02
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                      $   (16,146)  $    (30,761)

  Net realized gain (loss)                               73,434       (159,825)

  Change in net unrealized gain (loss)                1,061,076     (1,290,959)

  Increase (decrease) in net assets
  from operations                                     1,118,364     (1,481,545)

Capital share transactions *
  Shares sold
    Mid-Cap Growth shares                             1,271,338      2,255,339
    Mid-Cap Growth-Advisor Class shares                  72,894         51,193
    Mid-Cap Growth-R Class shares                         7,034            100

  Shares redeemed
    Mid-Cap Growth shares                              (576,644)    (1,805,314)
    Mid-Cap Growth-Advisor Class shares                  (9,166)       (12,078)
    Mid-Cap Growth-R Class shares                          (465)             -

  Increase (decrease) in net assets from
  capital share transactions                            764,991        489,240

Net Assets
Increase (decrease) during period                     1,883,355       (992,305)

Beginning of period                                   5,763,800      6,756,105

End of period                                       $ 7,647,155   $  5,763,800
                                                    -----------   ------------

*Share information
  Shares sold
    Mid-Cap Growth shares                                38,933         64,994
    Mid-Cap Growth-Advisor Class shares                   2,246          1,570
    Mid-Cap Growth-R Class shares                           203              4

  Shares redeemed
    Mid-Cap Growth shares                               (18,018)       (51,996)
    Mid-Cap Growth-Advisor Class shares                    (286)          (358)
    Mid-Cap Growth-R Class shares                           (13)             -

  Increase (decrease) in shares outstanding              23,065         14,214

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. The fund has three classes of shares:
     Mid-Cap Growth Fund (Mid-Cap Growth Class), offered since June 30, 1992, Mid-Cap Growth Fund-Advisor Class (Advisor Class), offered since March 31, 2000, and Mid-Cap Growth Fund-R Class (R Class), offered since September 30, 2002. Advisor Class shares are offered only through brokers and other financial intermediaries, and R Class shares are only available to small retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution and certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Class Accounting
     The Advisor Class and R Class each pay distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $121,000 and $3,000, respectively, for the six months ended June 30, 2003.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Affiliated Companies
     The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At June 30, 2003, the value of affiliated companies totaled $922,273,000, representing 12.0% of the value of the fund's investments in securities. For the six months then ended, $1,687,000 (17.4%) of dividend income, $2,173,000 (100.0%) of income distributions from mutual funds, reflected in the accompanying financial statements resulted from transactions with affiliated companies.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,454,291,000 and $855,470,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $68,560,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $547,787,000 of unused capital loss carryforwards, of which $215,779,000 expire in 2009, and $332,008,000 expire in 2010.

     At June 30, 2003, the cost of investments for federal income tax purposes was $6,307,170,000. Net unrealized gain aggregated $1,388,324,000 at period-end, of which $1,758,125,000 related to appreciated investments and $369,801,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35 % of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $4,158,000.

     Through December 31, 2003 for the Advisor Class and through April 30, 2004 for the R Class, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses that would cause the class's ratio of total expenses to average net assets (expense ratio) to exceed 1.10% and 1.40% respectively. Thereafter, through December 31, 2005 for the Advisor Class and through April 30, 2006 for the R Class, each class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed 1.10% and 1.40%, respectively. At June 30, 2003, Advisor Class expenses in the amount of $14,000 remain subject to reimbursement through December 31, 2005. R Class expenses in the amount of $0 remain subject to reimbursement through April 30, 2006.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in Mid-Cap Growth class and R Class. Expenses incurred pursuant to these service agreements totaled $4,343,000 for the six months ended June 30, 2003, of which $813,000 was payable at period-end.

     Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2003, the Mid-Cap Growth share class was charged $84,000 for shareholder servicing costs related to the college savings plans, of which $68,000 was for services provided by Price and $16,000 was payable at period-end. At June 30, 2003, approximately 0.5% of the outstanding shares of the Mid-Cap Growth class were held by college savings plans.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Retirement Funds (Retirement Funds) may invest. The Retirement Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Retirement Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2003, the Mid-Cap Growth class was allocated $19,000 of Retirement Funds' expenses, of which $10,000 related to services provided by Price and $1,000 was payable at period-end. At June 30, 2003, approximately 0.2% of the outstanding shares of the Mid-Cap Growth class were held by the Retirement Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $2,173,000.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003